LONG-TERM DEBT - Carrying Value, Terms and Conditions, and Debt Maturity Schedule (Details)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Jun. 22, 2023 CAD ($)	May 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 9,903,000,000				$ 10,005,000,000
Less current portion loans and borrowings	(650,000,000)				(600,000,000)
Total non-current loans and borrowings	$ 9,253,000,000				9,405,000,000
Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	147.00%	147.00%
Senior unsecured credit facilities | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 2,881,000,000
Nominal interest rate	665.00%	665.00%
Carrying value	$ 778,000,000				771,000,000
Senior unsecured medium-term notes series 3 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 450,000,000
Nominal interest rate	475.00%	475.00%
Carrying value	$ 450,000,000				450,000,000
Senior unsecured medium-term notes series 4 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	481.00%	481.00%
Carrying value	$ 600,000,000				600,000,000
Senior unsecured medium-term notes series 5 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 550,000,000		$ 100,000,000
Nominal interest rate	354.00%	354.00%	354.00%
Carrying value	$ 550,000,000				450,000,000
Senior unsecured medium-term notes series 6 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000		$ 100,000,000
Nominal interest rate	424.00%	424.00%	424.00%
Carrying value	$ 600,000,000				500,000,000
Senior unsecured medium-term notes series 7 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	371.00%	371.00%
Carrying value	$ 600,000,000				600,000,000
Senior unsecured medium-term notes series 8 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 650,000,000
Nominal interest rate	299.00%	299.00%
Carrying value	$ 650,000,000				650,000,000
Senior unsecured medium-term notes series 9 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 550,000,000
Nominal interest rate	474.00%	474.00%
Carrying value	$ 550,000,000				550,000,000
Senior unsecured medium-term notes series 10 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 650,000,000
Nominal interest rate	402.00%	402.00%
Carrying value	$ 650,000,000				650,000,000
Senior unsecured medium-term notes series 11 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 800,000,000
Nominal interest rate	475.00%	475.00%
Carrying value	$ 800,000,000				800,000,000
Senior unsecured medium-term notes series 12 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 650,000,000
Nominal interest rate	362.00%	362.00%
Carrying value	$ 650,000,000				650,000,000
Senior unsecured medium-term notes series 13 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 700,000,000
Nominal interest rate	454.00%	454.00%
Carrying value	$ 700,000,000				700,000,000
Senior unsecured medium-term notes series 14 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 0
Nominal interest rate	256.00%	256.00%
Carrying value	$ 0				600,000,000
Senior unsecured medium-term notes series 15 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	331.00%	331.00%
Carrying value	$ 600,000,000				600,000,000
Senior unsecured medium-term notes series 16 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 400,000,000
Nominal interest rate	467.00%	467.00%
Carrying value	$ 400,000,000				400,000,000
Senior unsecured medium-term notes series 17 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 500,000,000
Nominal interest rate	353.00%	353.00%
Carrying value	$ 500,000,000				500,000,000
Senior unsecured medium-term notes series 18 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 500,000,000
Nominal interest rate	449.00%	449.00%
Carrying value	$ 500,000,000				500,000,000
Senior unsecured medium-term notes series 19 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 300,000,000		$ 300,000,000
Nominal interest rate	572.00%	572.00%	572.00%
Carrying value	$ 300,000,000				0
Total fixed rate loans and borrowings outstanding
Disclosure of detailed information about borrowings [line items]
Carrying value	9,100,000,000				9,200,000,000
Deferred financing costs
Disclosure of detailed information about borrowings [line items]
Carrying value	25,000,000				34,000,000
Subordinated notes, series 1 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	480.00%	480.00%
Carrying value	$ 596,000,000				$ 595,000,000
Revolving unsecured credit facility maturing in june 2027 | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	1,000,000,000			$ 1,000,000,000
Operating facility | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	50,000,000
Non-revolving term loan facility maturing in May 2025 | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized		$ 250,000,000				$ 250,000,000
Revolving Unsecured Credit Facility Maturing in June 2028 | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 1,500,000,000			$ 1,500,000,000
Non-Revolving Term Loan Facility Maturing in May 2025 | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized		$ 250,000,000